ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2019 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of June 30, 2019 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (2.92%) Asia - Pacific (0.23%)	Industry	Acquisition Date	Shares	Fair Value
APA Group	Utilities	02/11/16	648,000	$4,905,994
Cheung Kong Infrastructure Holdings Ltd.	Utilities	02/11/16	300,000	2,444,493
West Japan Railway Co.	Transportation	12/25/18	42,000	3,393,832
Total Asia - Pacific (0.23%)				10,744,319

North America (1.34%)
American Water Works Co., Inc.	Utilities	02/10/16	44,390	5,147,464
Ares Capital Corp.	Diversified Financial Services	02/10/16	296,386	5,314,201
Ares Management Corp.	Diversified Financial Services	06/28/19	109,600	2,864,944
Atmos Energy Corp.	Utilities	02/10/16	63,856	6,738,724
Canadian National Railway Co.	Transportation	05/14/19	22,449	2,077,956
Crown Castle International Corp.	Communication	02/10/16	46,000	5,991,500
Enbridge, Inc.	Utilities	02/10/16	144,500	5,207,077
Fortis Inc.	Utilities	12/18/17	147,000	5,802,246
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	145,647	2,984,374
HI Crush Inc	Utilities	06/26/19	3,574	8,828
KKR & Co., Inc.	Diversified Financial Services	02/10/16	116,138	2,933,646
New Mountain Finance Corp.	Diversified Financial Services	02/10/16	223,265	3,114,547
Onex Corporation	Diversified Financial Services	02/10/16	33,000	1,989,929
Republic Services Inc.	Commercial & Professional Services	08/28/17	55,000	4,763,000
Solar Capital Ltd	Diversified Financial Services	08/28/17	184,051	3,778,567
Union Pacific Corp.	Transportation	06/24/16	22,625	3,826,114
Total North America (1.34%)				62,543,117

Western Europe (1.35%)
Ackermans & van Haaren N.V.	Industrial Services	06/28/19	8,691	1,305,285
Aena SA	Transportation	12/21/18	25,000	4,961,675
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,500,000	4,820,349
Brilliant Circle Holdings International Ltd.	Industrial Services	04/14/11	12,448,515	1,243,029
Cellnex Telecom SA	Communication	05/15/19	83,569	3,096,376
Eutelsat Communications SA	Communication	09/22/16	96,477	1,798,854
Gimv N.V.	Diversified Financial Services	02/10/16	74,500	4,699,557
HgCapital Trust PLC/Fund	Listed Private Markets Funds	02/12/16	1,870,560	5,118,420
HICL Infrastructure Co Ltd	Listed Private Markets Funds	03/24/16	1,734,447	3,523,058
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	06/28/19	259,357	2,891,531
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	163,000	2,864,884
Investor AB	Diversified Financial Services	08/28/17	49,753	2,385,516
National Grid PLC	Utilities	02/10/16	317,250	3,374,658
Sofina SA	Diversified Financial Services	01/10/18	11,500	2,194,637
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	724,000	4,621,495
Veolia Environnement SA	Utilities	08/28/17	170,052	4,134,000
Vinci SA	Transportation	02/10/16	75,074	7,698,611
Wendel SA	Diversified Financial Services	12/21/18	18,000	2,457,438
Total Western Europe (1.35%)				63,189,373

Total Common Stocks (Cost $120,848,102)(2.92%)				$136,476,809

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

Private Equity Investments (85.57%) Direct Investments * (66.98%) Direct Equity (47.89%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (5.64%)
AAVAS Financiers Limited +, a, b	Common equity	06/23/16	5,713,047	$102,027,055
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	16,655,436
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	2,934,988
Continuity CNC Capital Ltd. +, a, c	Member interest	03/03/18	—	27,901,822
Craveable Brands Limited +, a	Common equity	09/30/11	160,209	822,716
Huntress Co-Investment L.P., 1 +, a, b, c	Limited partnership interest	04/08/16	—	56,001,291
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	4,195,911
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	13,186,543	15,413,173
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	3,853,291
Qualitas Medical Limited +, a	Common equity	01/31/18	10,308,160	7,887,189
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, c	Limited partnership interest	12/30/16	—	2,310,666
TPG Upswing Co-invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	23,474,800
Total Asia - Pacific (5.64%)				263,478,338

North America (24.74%)
Acrisure Holdings, Inc. +, a	Preferred equity	12/10/18	70,757,386	$77,404,036
Acrisure Investment Holdings, LLC +, a, c	Member interest	11/21/16	—	6,344,123
Affordable Care Holding Corp. +, a	Common equity	10/22/15	101,176	13,670,861
Alliant Holdings, Inc. +, a	Preferred equity	01/18/19	23,400	23,999,622
AP VIII Prime Security Services Holdings, L.P. +, a, c	Limited partnership interest	05/02/16	—	10,258,724
Apollo Co-Investors (MHE), L.P. +, a, c	Limited partnership interest	05/21/13	—	4,685,744
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	2,783,561
AqGen Island Intermediate Holdings II, Inc. +, a	Preferred equity	03/27/19	3,620	17,341,870
BCPE Hercules Holdings, LP +, a, c	Limited partnership interest	07/30/18	—	33,668,876
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	4,706,988
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	25,298,724
CD&R Univar Co-Investor, L.P. +, a, c	Limited partnership interest	11/15/10	—	760,857
Confluent Health Holdings LP +, a, b	Common equity	06/24/19	1,575	27,186,912
Convex Group Limited +, a, c	Limited partnership interest	04/25/19	—	45,161,837
Desserts LLC +, a	Preferred equity	02/08/16	7,989	10,595,977
ECP Holding Company, LLC +, a, b	Preferred equity	03/15/16	9,753,907	19,299,628
Elgin Co-Investment, L.P.2 +, a, c	Limited partnership interest	11/28/16	—	48,216,256
Envision Healthcare Holdings, Inc. +, a	Common equity	10/09/18	9,136	7,765,362
EQT VIII Co-Investment (C) SCSp +, a, c	Limited partnership interest	01/28/19	—	57,057,386
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/22/16	—	52,420,027
Gemini Global Holdings Investor, LLC +, a, c, d	Member interest	06/17/11	—	4,006,852
GlobalLogic Worldwide Holdings, Inc. +, a, b	Common equity	08/01/18	701,927	129,403,301
Goldcup Merger Sub, Inc. +, a	Common equity	05/02/16	5,648,649	11,309,674
Healthgrades, Inc. +, a	Common equity	01/04/19	1,673	223,931
IG Igloo Holdings, Inc. +, a	Common equity	05/11/16	9,058	31,399,200
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	72	135,767
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	7,100	203,348
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	43,664,880
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	5,818,085
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	1,735,182
NTS Holding Corporation, Inc. +, a	Preferred equity	11/21/13	70	473,334
OHCP IV SF COI, L.P. +, a, b, c	Limited partnership interest	01/31/18	—	28,293,079
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	106,443,261
Polaris Investment Holdings, L.P +, a, c	Limited partnership interest	06/07/16	—	23,449,132
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	7,357,133

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,095	$1,184,495
Shingle Coinvest LP +, a, c	Limited partnership interest	05/29/18	—	54,951,187
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	05/14/12	—	74,447
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	37,645,985
SnackTime PG Holdings, Inc. +, a, b	Common equity	05/23/18	12	55,524,661
SnackTime PG Holdings, Inc. +, a, b, c	Member interest	05/23/18	—	15,180,237
SPH GRD Holdings, LLC +, a	Common equity	06/18/13	333,879	2,220,294
TA Buckeye Parent, L.P. +, a	Common equity	06/28/19	21,985,058	80,750,000
THL Equity Fund VI Investors (BKFS), L.P. +, a, c	Limited partnership interest	12/30/13	—	1,588,709
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	7,136,698
Velocity Holdings L.P. +, a	Common equity	08/06/12	3,749,777	16,345,756
Total North America (24.74%)				1,155,145,999

Rest of World (0.13%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	$5,865,125
Helios Towers Africa +, a, c, e	Limited partnership interest	12/05/14	—	—
Total Rest of World (0.13%)				5,865,125

South America (0.34%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	$8,736,942
GTS II Cayman Corporation +, a	Common equity	07/24/13	2,823,797	7,183,793
Total South America (0.34%)				15,920,735

Western Europe (17.04%)
Advanz Pharma Corp. +, a, c	Limited partnership interest	01/23/13	—	$1
Astorg Co-Invest SGG, FCPI +, a, b, c	Limited partnership interest	02/10/16	—	30,360,094
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	101,546,335
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,824	14,841,842
Capri Acquisitions Topco Limited +, a, b	Preferred equity	11/01/17	64,960,457	96,849,696
Capri Acquisitions Topco Limited +, a, b	Common equity	11/01/17	47,027	13,631,967
Ceramtec Co-Investment (1) L.P. +, a, c	Limited partnership interest	02/20/18	—	30,608,686
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	28,373,613
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	30,625,160
EQT Jaguar Co-Investment SCSp +, a, b, c	Limited partnership interest	11/30/18	—	54,052,038
Eurodrip Co-Investment Fund I, L.P. +, a, c	Limited partnership interest	03/18/13	—	5,114,515
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	2,095,378
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	37,678,168
Global Blue Global, L.P. +, a	Common equity	07/31/12	411,080	15,744,196
Hogan S.a r.l. +, a	Preferred equity	12/22/11	1,810,271	3
Hogan S.a r.l. +, a	Common equity	12/22/11	272,221	1
Kaffee Partner Holding GmbH +, a, c	Member interest	05/28/10	—	1,275,129
Kaffee Partner Holding GmbH +, a	Common equity	11/01/17	1,237	1
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	3,229,855
Luxembourg Investment Company 261 S.à r.l. +, a	Common equity	07/31/18	1,591	29,489,605
Luxembourg Investment Company 261 S.à r.l. +, a, c	Member interest	07/31/18	—	50,142,275
Luxembourg Investment Company 293 S.à r.l. +, a, b	Common equity	06/26/19	9,625,139	11,049,540
Luxembourg Investment Company 293 S.à r.l. +, a, b	Preferred equity	06/26/19	219,878,002	25,782,259
Peer Holding I BV +, a	Common equity	11/17/11	3,965,441	76,575,280
Polyusus Lux XVI S.a.r.l. +, a, b, d	Common equity	05/23/18	44,442,345	2,810,402
Polyusus Lux XVI S.a.r.l. +, a, b, d	Preferred equity	05/23/18	244,659,996	25,692,096
Quadriga Capital IV Investment Holding II L.P. +, a, b, c	Limited partnership interest	09/09/16	—	29,209,284
R&R Co-Invest FCPR +, a, c	Limited partnership interest	07/05/13	—	59,994,379
S.TOUS, S.L +, a	Common equity	10/06/15	622	18,568,164
Total Western Europe (17.04%)				795,339,962
Total Direct Equity (47.89%)				$2,235,750,159

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued)
Direct Investments * (continued) Direct Debt (19.09%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.84%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$6,974,658	$5,903,512
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)^^	12/20/16	12/20/24	Second Lien	12,811,375	11,253,626
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	6,407,895	6,544,635
Speedcast International Limited +, a	Cash 2.75% + L^^	01/08/19	05/15/25	Senior	1,989,975	1,962,731
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	6,869,165	6,801,054
Stiphout Finance, LLC +, a	Cash 7.25% + L (1.00% Floor)^	10/30/15	10/26/23	Second Lien	6,680,793	6,693,707
Total Asia - Pacific (0.84%)						39,159,265

North America (13.67%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	1,492,500	1,495,933
Achilles Acquisition LLC +, a	Cash 4.00% + L^	12/14/18	10/13/25	Senior	1,100,000	1,098,676
Affordable Care Holding Corp. +, a	Cash 8.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	16,271,348	16,713,119
AI Alpine AT BidCo GmBH +, a	Cash 3.50% + E###	11/30/18	10/31/25	Senior	1,415,436	1,416,910
AI Aqua Merger Sub, Inc. +, a	Cash 3.25% + L (1.00% Floor)^	08/14/18	12/13/23	Senior	1,786,294	1,732,706
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^^	06/03/19	05/09/25	Senior	1,300,000	1,284,790
Altra Industrial Motion Corp. +, a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	1,232,090	1,211,267
AqGen Ascensus, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	03/27/19	12/03/23	Second Lien	68,681,600	67,912,366
AthenaHealth, Inc. +, a	Cash 4.50% + L^^	03/13/19	02/11/26	Senior	2,500,000	2,492,254
Avantor, Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	5,674,544	5,446,243
Banff Merger Sub Inc. +, a	Cash 4.25% + L^^	10/18/18	10/02/25	Senior	1,396,500	1,327,390
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,335,000	18,399,025
Bracket Intermediate Holding Corp +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,488,750	1,485,028
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,924,510	5,903,314
Brookfield WEC Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	09/12/18	08/01/25	Senior	498,750	497,550
Bullhorn, Inc. +, a	Cash 6.75% + L (1.00% Floor)^^	11/21/17	11/21/22	Senior	15,791,647	15,390,409
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	8,703,084	8,856,259
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	2,850,728	2,313,936
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^^	08/06/14	07/01/22	Second Lien	9,900,000	3,833,000
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	997,500	985,448
Charter NEX US, Inc. +, a	Cash 3.50% + L^^	05/31/19	05/16/24	Senior	1,500,000	1,497,900
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	1,000,000	1,000,200
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^^	08/28/18	08/01/25	Senior	496,250	480,150
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.50% + L^^	06/06/19	04/30/26	Senior	1,700,000	1,706,460
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	3,000,000	2,854,246
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	28,875,000	27,540,975
Crown Subsea Communications Holding, Inc. +, a	Cash 6.00% + L^^	11/14/18	11/02/25	Senior	2,073,750	2,039,924
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	997,500	982,039
CVS Holdings I, L.P. +, a	Cash 2.75% + L (1.00% Floor)^^	03/05/18	02/06/25	Senior	1,876,250	1,876,250
Deerfield Dakota Holding, LLC +, a	Cash 3.25% + L (1.00% Floor)^^	06/14/18	02/13/25	Senior	2,957,500	2,878,957
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,961,200
Dentalcorp Perfect Smile ULC +, a	Cash 3.75% + L (1.00% Floor)^	04/04/19	06/06/25	Senior	1,795,477	1,773,045
DigiCert, Inc +, a	Cash 4.00%	02/15/19	10/31/24	Senior	1,393,000	1,386,443
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^^	12/23/16	05/31/24	Senior	22,423,732	22,244,693

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Diligent Corporation. +, a	Cash 5.50% + L (1.00% Floor)^^	01/19/18	01/16/23	Senior	$7,554,277	$7,472,946
Ellie Mae, Inc. +, a	Cash 4.00%	05/24/19	04/17/26	Senior	1,800,000	1,796,940
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	2,992,500	2,604,114
Envision Healthcare Corporation +, a	Cash 7.75% + L^	10/11/18	10/11/26	Mezzanine	62,757,505	50,187,177
Explorer Holdings, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	05/02/16	05/02/24	Second Lien	50,917,240	52,203,294
Femur Buyer, Inc. +, a	Cash 4.50%	03/26/19	03/05/26	Senior	3,000,000	3,013,200
Financial & Risk US Holdings, Inc. +, a	Cash 3.75% + L^	11/19/18	10/01/25	Senior	2,992,500	2,900,525
First Data Corporation +, a	Cash 2.00% + L^	03/05/18	07/08/22	Senior	2,697,439	2,684,939
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	983,875	937,633
Flexential Intermediate Corporation +, a	Cash 3.50% + L^^	06/18/19	08/01/24	Senior	2,000,000	1,837,923
Gentiva Health Services, Inc. +, a	Cash 3.75% + L^^	09/18/18	07/02/25	Senior	1,458,733	1,458,269
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^^	12/05/18	05/30/25	Senior	2,387,970	2,346,940
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	992,424	972,576
Gopher Sub, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	03/02/18	02/03/25	Senior	5,117,535	4,958,336
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,367,000	3,915,608
Heartland Dental, LLC +, a	Cash 3.75% + L^	05/15/18	04/30/25	Senior	9,692,228	9,205,025
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	948,853	950,656
Huntsman Holdings, LLC +, a	Cash 5.00% + L (0.75% Floor)^	12/17/18	09/25/24	Senior	1,293,434	1,235,062
Idera, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	12/17/18	06/27/24	Senior	1,293,418	1,290,901
Infoblox Inc. +, a	Cash 4.50% + L^	11/21/16	11/07/23	Senior	5,182,970	5,304,486
Infoblox Inc. +, a	Cash 8.75% + L (1.00% Floor)^	11/18/16	11/07/24	Second Lien	21,638,400	22,172,736
Iron Mountain Information Management, LLC +, a	Cash 1.75% + L^	04/04/18	01/02/26	Senior	3,703,125	3,603,511
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,366,870	1,365,208
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	995,000	940,692
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	3,404,477	3,409,697
Messer Industries USA, Inc. +, a	Cash 2.5% + L^^	04/26/19	03/01/26	Senior	1,400,000	1,379,463
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	12/01/24	Senior	5,289,075	5,081,511
MLN US HoldCo LLC +, a	Cash 4.50% + L^	12/07/18	11/30/25	Senior	1,094,500	1,047,984
Netsmart, Inc. +, a	Cash 3.75% + L^^^	05/20/19	04/19/23	Senior	1,300,000	1,286,155
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	991,483	980,924
Netsmart, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	05/05/16	10/19/23	Second Lien	21,816,000	22,725,000
NTS Technical Systems +, a	Cash 6.25% + L (1.00% Floor)^	06/19/15	06/12/21	Senior	7,071,942	7,266,993
OEConnection LLC +, a	Cash 4.00% + L (1.00% Floor)^	12/21/17	11/22/24	Senior	2,947,500	2,932,837
Panther BF Aggregator 2 LP +, a	Cash 3.50% + L^	05/14/19	04/30/26	Senior	1,200,000	1,191,360
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,553,911	3,439,520
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,575,217	9,505,567
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,196,992	1,172,374
Plano Molding Company, LLC +, a	Cash 8.00% + L (1.00% Floor)^	05/12/15	05/12/21	Senior	4,594,590	3,890,613
Pre-Paid Legal Services, Inc. +, a	Cash 3.25%	05/07/19	05/01/25	Senior	1,500,000	1,494,118
Pretium Packaging LLC +, a	Cash 5.00% + L (1.00% Floor)^^	11/23/16	11/14/23	Senior	11,641,817	11,734,917
Pretium Packaging LLC +, a	Cash 8.50% + L (1.00% Floor)^^	12/01/16	05/14/23	Second Lien	10,369,671	10,328,192
Prime Security Services Borrower, LLC +, a	Cash 9.25%	05/02/16	05/15/23	Second Lien	8,476,000	8,915,220
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,197,000	1,151,374
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	16,224,350	16,335,176
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,110,853	3,049,094
Radiology Partners, Inc. +, a	Cash 4.25% + L^^	09/11/18	12/04/23	Senior	1,990,000	1,989,602
Radiology Partners, Inc. +, a	Cash 8.25% + L^^	12/28/18	07/09/26	Second Lien	438,522	436,329
Restaurant Technologies, Inc. +, a	Cash 3.25% + L^^	10/26/18	10/01/25	Senior	498,750	497,251
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	1,700,000	1,664,887

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	$2,958,000	$2,897,493
Shearer's Foods, LLC +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	4,806,759	4,813,717
Shermco Intermediate Holdings, Inc. +, a, e	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/20	Senior	12,176,400	—
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	12,721,163	13,008,362
Six Flags Theme Parks, Inc. +, a	Cash 2.00% + L^^	05/29/19	04/17/26	Senior	1,000,000	1,002,200
Sorenson Communications, LLC +, a	Cash 6.50% + L^^	05/06/19	04/29/24	Senior	1,000,000	1,003,800
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,386,000	1,382,776
Sprint Communications, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	12/05/18	02/02/24	Senior	1,492,500	1,481,306
SS&C Technologies, Inc. +, a	Cash 2.25% + L^	12/07/18	04/16/25	Senior	1,293,394	1,287,029
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	3,490,000	3,459,660
Tierpoint LLC +, a	Cash 7.25% + L (1.00% Floor)^	04/18/16	05/05/25	Second Lien	12,870,000	12,577,950
TLP Acquisition Holdings, LLC +, a	Cash 7.50% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	46,725,000	45,589,582
Utz Quality Foods, LLC +, a	Cash 3.50% + L^	01/16/18	11/14/24	Senior	4,704,000	4,686,866
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	696,500	677,346
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,566,000	3,289,216
WP CityMD Bidco LLC +, a	Cash 3.50% + L (1.00% Floor)^^	05/31/18	06/07/24	Senior	2,962,312	2,958,164
Total North America (13.67%)						638,398,427

Rest of World (0.78%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.75% + L^^^	10/05/18	07/10/25	Senior	20,368,074	19,788,797
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.00% + E###	10/05/18	09/29/25	Senior	4,606,221	4,581,934
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	12,553,388	12,134,993
Total Rest of World (0.78%)						$36,505,724

Western Europe (3.80%)
AI Ladder (Luxembourg) Subco S.à r.l. +, a	Cash 4.50% + L^^	08/07/18	07/09/25	Senior	2,347,929	2,277,963
Air Newco LLC +, a	Cash 4.75% + L^	07/31/18	05/31/24	Senior	4,962,500	4,966,470
Akita Bidco S.a.r.l. +, a	Cash 4.00% + E##	11/15/18	07/24/25	Senior	1,243,931	1,262,913
Altran Technologies S.A. +, a	Cash 2.75% + E##	04/10/18	03/20/25	Senior	2,256,726	2,096,442
Auris Luxembourg III Sarl +, a	Cash Margin 3.75% + L^	04/04/19	02/27/26	Senior	500,000	500,396
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	2,007,275	1,977,166
Autoform Lux S.a.r.l +, a	Cash 3.75% + E###	07/22/16	07/21/23	Senior	5,051,317	5,447,450
CD&R Firefly Bidco Limited +, a	Cash 4.50% + L^	08/31/18	06/23/25	Senior	5,199,152	5,064,834
CD&R Firefly Bidco Limited +, a	Cash 3.50% + E#	08/31/18	06/23/25	Senior	2,327,310	2,283,680
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^	06/21/18	06/18/26	Second Lien	26,191,610	25,616,566
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	341,033	216,278
Crown Finance US, Inc. +, a	Cash 2.50% + L^	03/20/18	02/28/18	Senior	4,274,850	4,212,009
CTC AcquiCo GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	3,663,359	3,181,387
EG Finco Limited +, a	Cash 4.00% + L^^	05/22/18	02/07/25	Senior	3,940,012	3,889,977
EG Finco Limited +, a	Cash 4.00% + E###	06/20/18	02/07/25	Senior	1,935,510	1,765,952
EG Finco Limited +, a	Cash 8.00% + L (1.00% Floor)^^^	05/23/18	04/20/26	Second Lien	1,915,044	1,930,457
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	6,249,672	5,451,446
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E##	06/28/19	11/28/24	Senior	1,000,000	1,019,094
ION Trading Finance Limited +, a	Cash 4.00% + L (1.00% Floor)^^	10/03/18	11/21/24	Senior	4,939,780	4,802,948
IWH UK Midco Limited +, a	Cash 4.00% + E##	02/28/18	11/28/24	Senior	5,886,679	5,491,535
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,138,879
Lary 4 AB +, a	Cash 3.25% + E#	08/09/16	07/20/23	Senior	10,137,883	10,471,716
Mehiläinen Yhtiöt Oy +, a	Cash 4.25% + E##	09/10/18	08/11/25	Senior	1,508,647	1,494,309
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,583,749	1,568,862
Nouryon Finance B.V. +, a	Cash 3.25% + L^	11/14/18	10/01/25	Senior	2,400,000	2,363,117

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	$20,718,366	$21,864,707
Paysafe Holdings (US) Corp. +, a	Cash 3.50% + L (1.00% Floor)^	02/15/18	01/03/25	Senior	4,377,601	4,367,138
R&R Ice Cream plc +, a	Cash 2.63% + E##	03/06/18	01/31/25	Senior	5,330,480	4,895,223
Rouge Beachhouse B.V. +, a	Cash 4.25% + E##	10/15/18	07/25/25	Senior	579,174	575,247
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	5,827,475	5,356,217
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	6,115,352	5,806,713
Silk Bidco AS +, a	Cash 3.75% + E###	02/28/18	02/07/25	Senior	1,678,428	1,357,910
Springer Science & Business Media Finance +, a	Cash 3.50% + L (1.00% Floor)^^	06/25/15	08/15/22	Senior	6,965,980	6,979,242
Springer Science & Business Media Finance +, a	Cash 3.50% + L (1.00% Floor)^	09/25/13	08/15/22	Senior	5,634,944	6,320,475
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,806,644	2,737,315
TDC A/S +, a	Cash 3.50% + E#	10/22/18	06/04/25	Senior	1,506,866	1,495,225
Telenet International Finance S.a.r.l. +, a	Cash 2.25% + L^	06/22/18	08/15/26	Senior	5,293,375	5,249,120
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/15/26	Senior	5,486,250	5,486,250
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,791,000	1,798,470
Ziggo Secured Finance B.V . +, a	Cash 2.50% + L^	02/21/18	04/15/25	Senior	2,487,500	2,454,000
Total Western Europe (3.80%)						177,235,098
Total Direct Debt (19.09%)						$891,298,514
Total Direct Investments (66.98%)						$3,127,048,673

Secondary Investments *, c (6.92%)	Acquisition Date	Fair Value
Asia - Pacific (0.03%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$64,894
Carlyle Japan International Partners II, L.P. +, a	09/30/13	224,905
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	570,286
Jerusalem Venture Partners IV, L.P. +, a	09/30/15	39,482
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	139,314
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	5,847
TRG Growth Partnership II, L.P. +, a	07/08/10	410,463
Total Asia - Pacific (0.03%)		1,455,191

North America (5.83%)
Apollo Investment Fund IX, L.P +, a	06/01/17	2,763,872
Apollo Investment Fund VII, L.P. +, a	07/01/10	271,652
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	118,400
Bain Capital Fund VIII, L.P. +, a, d	12/31/15	2,883
Bain Capital Fund X, L.P. +, a	06/30/11	8,691,672
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	26,217
Bain Capital Partners IX, L.P. +, a	12/31/15	186,009
Bain Capital VIII Co-Investment Fund, L.P. +, a, d	12/31/15	1,487
Bain Capital X Co-Investment Fund, L.P. +, a	06/30/11	11,859
Bertram Growth Capital II-A, L.P. +, a	09/30/15	1,073,325
Carlyle Partners IV, L.P. +, a	06/30/10	138,238
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	2,673,242
Frazier Healthcare VI, L.P. +, a	06/30/12	425,323
FS Equity Partners V, L.P. +, a	08/07/12	852,462
Genstar Capital Partners V, L.P. +, a	09/30/15	474,092
Gridiron Energy Feeder I, L.P. +, a, d	05/15/17	34,706,948
Gryphon Partners 3.5, L.P. +, a	05/21/13	1,775,560

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)	Acquisition Date	Fair Value
Gryphon Partners IV L.P. +, a	02/08/16	$30,329,959
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	456,975
Harvest Partners V, L.P. +, a	09/30/11	69,013
Harvest Partners VII, L.P. +, a	12/14/15	7,669,833
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	446,486
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	3,662,250
Highstar Capital III Prism Fund, L.P. +, a	07/01/10	487,984
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	360,888
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	11,098
Irving Place Capital Investors II, L.P. +, a	03/22/10	15,242
Lee Equity Partners Fund, L.P. +, a	06/30/17	85,843
Lee Equity Partners II, L.P. +, a	06/30/17	3,130,863
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	20,501,542
Lightyear Fund II, L.P. +, a	09/30/13	470,693
Madison Dearborn Capital Partners V, L.P. +, a	01/03/12	14,170
MidOcean Partners III, L.P. +, a	06/30/11	575,327
Monomoy Capital Partners II, L.P. +, a	09/30/15	914,001
NVP VIII PG, L.P. +, a	05/31/19	17,097,000
Oak Investment Partners XII, L.P. +, a	06/28/12	446,978
Palladium Equity Partners III, L.P. +, a	08/02/10	56,396
Pamlico Capital GP II, LLC +, a	03/31/14	5,152
Pamlico Capital II, L.P. +, a	03/31/14	295,546
Providence Equity Partners IV, L.P. +, a	06/30/11	834
Providence Equity Partners V, L.P. +, a	06/30/11	6,470
Providence Equity Partners VI-A, L.P. +, a	06/30/11	5,699,853
Providence Equity Partners VII-A, L.P. +, a	06/30/13	2,191,557
Silver Lake Partners II, L.P. +, a	06/30/14	12,623
Silver Lake Partners III, L.P. +, a	06/30/10	3,500,196
Silver Lake Partners V, L.P. +, a	03/31/17	18,174,851
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	133,001
SL SPV-1, L.P. +, a	12/01/17	12,151,807
SL SPV-2, L.P. +, a	05/01/19	423,882
Sun Capital Partners V, L.P. +, a	09/30/13	8,117,693
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	298,802
TA X, L.P. +, a	09/30/15	9,046
TA XI, L.P. +, a	09/30/15	2,525,389
TCV VI, L.P. +, a	09/30/13	809,709
TCV VII (A), L.P. +, a	09/30/13	9,304,923
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	150,906
TPG Partners V, L.P. +, a	07/11/11	253,830
TPG Partners VI, L.P. +, a	07/01/10	6,151,128
Tudor Ventures III, L.P. +, a	12/31/12	325,774
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	5,149,380
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/31/18	55,355,787
Total North America (5.83%)		272,043,921

Western Europe (1.06%)
3i Eurofund Vb, L.P. +, a	09/30/09	4,330,469
3i Growth Capital B, L.P. +, a	10/01/14	82,472
Abingworth Bioventures III, L.P. +, a	09/30/15	3,794
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	460,430
Abingworth Bioventures V, L.P. +, a	06/30/12	437,731
Advent International GPE VI, L.P. +, a	09/30/10	788,618
Apax Europe VI - A, L.P. +, a	07/01/11	132,837
Apax Europe VII - B, L.P. +, a	04/30/11	119,447

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued)
Secondary Investments *, c (continued)
Western Europe (continued)	Acquisition Date	Fair Value
Astorg V FCPR +, a	09/30/15	$1,785,866
Astorg VI, FCPI +, a	06/30/16	9,435,058
BC European Capital IX, L.P. +, a	09/30/14	4,545,860
Carlyle Europe Partners II, L.P. +, a	12/28/12	30,994
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,723,000
CCP IX L.P. No.2 +, a	09/30/14	958,458
CVC European Equity Partners V, L.P. +, a	12/28/12	858,210
ESP Golden Bear Europe Fund +, a	12/31/16	14,666,065
Galileo III FCPR +, a	09/30/15	35,106
Graphite Capital Partners VI, L.P. +, a	09/30/15	4,130
Graphite Capital Partners VII Top-Up +, a	09/30/15	58,619
Graphite Capital Partners VII, L.P. +, a	09/30/15	335,837
Indigo Capital V, L.P. +, a	09/30/15	91,010
Industri Kapital 2000, L.P. +, a	09/30/15	1,395
Italian Private Equity Fund IV, L.P. +, a	01/29/16	16,930
KKR European Fund III, L.P. +, a	11/01/10	693,045
Montagu III, L.P. +, a	12/09/09	1
PAI Europe V +, a	09/30/14	646,415
Permira Europe II, L.P. +, a	11/29/13	30,461
Permira Europe III, L.P. +, a	09/30/13	53,832
Permira IV, L.P. +, a	09/30/13	4,162,699
Riverside Europe Fund IV, L.P. +, a	09/30/14	1,594,720
Terra Firma Capital Partners III, L.P. +, a	09/30/13	1,574,341
Total Western Europe (1.06%)		49,657,850
Total Secondary Investments (6.92%)		$323,156,962

Primary Investments *, c (11.67%)
Asia - Pacific (0.91%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	4,422,339
BGH Capital Fund I +, a	03/01/18	15,037
CPEChina Fund III, L.P. +, a	03/28/18	3,635,049
Hony Capital Fund VIII, L.P. +, a	10/30/15	9,890,284
Hony Capital Partners V, L.P. +, a, d	12/15/11	9,008,447
Primavera Capital Fund III L.P. +, a	05/09/18	4,871,410
Southern Capital Fund IV L.P. +, a	01/26/18	39,364
The Baring Asia Private Equity Fund VII, L.P. +, a	07/10/18	870,511
TPG Asia VII (B), L.P. +, a	12/07/18	5,403,806
Trustbridge Partners VI, L.P. +, a	04/12/18	4,468,338
Total Asia - Pacific (0.91%)		42,624,585

North America (7.56%)
Advent Global Technology, L.P. +, a, e	06/25/19	—
AEA Investors Fund VII LP +, a, e	02/08/19	—
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	—
Apollo Investment Fund VIII, L.P. +, a	06/28/13	8,572,899
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	9,178,504
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	6,636,905
Avista Capital Partners II, L.P. +, a	03/15/10	217,750
Avista Capital Partners III, L.P. +, a	10/03/11	3,115,297
Bain Capital Fund XII, L.P. +, a	06/30/17	5,916,379
Berkshire Fund IX, L.P. +, a	03/18/16	5,455,920
Caltius Partners V-A, L.P. +, a	12/02/14	4,702,106
Carlyle Partners VII, L.P. +, a	11/29/17	6,211,628
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	10,359,564
Clearlake Capital Partners V, L.P. +, a	12/15/17	18,379,978

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)	Acquisition Date	Fair Value
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	$1,888,316
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	—
Genstar Capital Partners VI, L.P. +, a	09/01/12	6,094,525
Genstar Capital Partners VII, L.P. +, a, d	06/26/15	10,240,676
Genstar Capital Partners VIII, L.P. +, a	03/23/17	22,954,087
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	8,496,420
Gryphon Partners V, L.P. +, a	02/23/18	3,879,978
Harvest Partners VIII, L.P. +, a, e	12/19/18	—
Insight Venture Partners X, L.P. +, a	07/06/18	5,639,189
KKR Americas Fund XII L.P. +, a	01/31/18	10,266,206
KKR North America Fund XI, L.P. +, a	02/01/12	9,906,211
Kohlberg TE Investors VII, L.P. +, a	09/15/11	5,310,113
Kohlberg TE Investors VIII-B, L.P. +, a	08/04/16	15,155,890
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, e	05/31/19	—
Leeds Equity Partners VI, L.P. +, a	11/25/16	9,086,481
Nautic Partners IX, L.P. +, a, e	03/12/19	—
Nautic Partners VII-A, L.P. +, a	06/27/14	4,215,632
New Enterprise Associates 14, L.P. +, a	05/04/12	5,459,651
New Enterprise Associates 17, L.P. +, a, e	06/06/19	—
New Mountain Capital V, L.P. +, a	06/29/17	10,411,481
NexPhase Capital Fund III-A, LP +, a	09/01/16	22,147,303
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	19,092,677
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	—
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	9,167,171
Silver Lake Partners IV, L.P. +, a	07/30/12	13,324,089
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	5,736,650
TA XIII-B, L.P. +, a, e	05/02/19	—
TCV X, L.P. +, a	08/31/18	440,901
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	7,309,650
Thompson Street Capital Partners V, L.P. +, a	05/04/18	1,224,058
TPG Partners VII, L.P. +, a	03/01/16	14,246,888
TPG Partners VIII, L.P. +, a, e	01/31/19	—
Trident VII, L.P. +, a	09/22/16	18,694,862
Trident VIII, L.P. +, a, e	04/05/19	—
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	2,702,221
Vistria Fund II, L.P. +, a	12/19/17	8,048,167
Vistria Fund III, LP +, a, e	06/19/19	—
Warburg Pincus Global Growth, L.P. +, a	11/20/18	86,419
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	14,089,904
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	07/25/18	42,015
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	8,717,786
Total North America (7.56%)		352,822,547

Rest of World (0.62%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	6,841,604
Altra Private Equity Fund II, L.P. +, a	12/07/12	2,787,411
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	6,094,269
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	13,051,980
Total Rest of World (0.62%)		28,775,264

Western Europe (2.58%)
Advent International GPE VII-B, L.P. +, a	07/01/12	10,535,210
Advent International GPE VIII-C, L.P +, a	03/22/16	9,719,089
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	6,651,575
CapVest Equity Partners III B, L.P. +, a	08/30/13	8,441,604

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)	Acquisition Date	Fair Value
Capvis Equity V L.P. +, a	01/17/18	$7,624,249
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,946,469
Carlyle Europe Partners V, L.P. +, a	04/23/18	687,401
CVC Capital Partners VI (A) L.P. +, a	07/05/13	8,263,123
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	12,898,263
EQT VI (No.1), L.P. +, a	07/01/11	1,759,519
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	—
Global Private Equity Fund IX-C +, a, e	05/31/19	—
Graphite Capital Partners IX L.P. +, a, e	04/11/18	—
Hg Saturn I L.P. +, a	06/28/18	11,292,427
HgCapital 8 L.P. +, a	12/19/16	5,057,631
HgCapital Mercury 2 +, a, d	02/15/17	4,101,024
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	12,700,719
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	—
Nordic Capital IX, L.P. +, a, d	07/18/17	5,650,548
PAI Europe VI-1, L.P. +, a	03/12/15	9,528,271
Permira VII L.P. +, a, e	06/21/19	—
Sixth Cinven Fund (No.3) L.P. +, a, d	05/01/16	3,520,725
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	—
Total Western Europe (2.58%)		120,377,847
Total Primary Investments (11.67%)		$544,600,243

Total Private Equity Investments (Cost $3,287,287,601)(85.57%)		$3,994,805,878

Short-Term Investments (8.12%)	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Government Treasury Obligations [f] (8.12%)
U.S. Treasury Bill	2.43%	04/29/19	10/03/19	$80,000,000	$79,562,880
U.S. Treasury Bill	2.41%	04/29/19	08/22/19	80,000,000	79,736,038
U.S. Treasury Bill	2.39%	04/01/19	07/18/19	80,000,000	79,911,487
U.S. Treasury Bill	2.22%	06/12/19	08/22/19	60,000,000	59,802,029
U.S. Treasury Bill	2.41%	04/29/19	07/25/19	80,000,000	79,874,000
Total U.S. Government Treasury Obligations (8.12%)					$378,886,434

Total Short-Term Investments (Cost $378,829,113)(8.12%)					$378,886,434

Total Investments (Cost $3,786,964,816)(96.61%)					4,510,169,121

Other Assets in Excess of Liabilities (3.39%)					158,351,686

Net Assets (100.00%)					$4,668,520,807

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of June 30, 2019 was 2.40%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of June 30, 2019 was 2.32%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of June 30, 2019 was 2.20%.

#	As of June 30, 2019, 1 month Euribor was -0.39%.

##	As of June 30, 2019, 3 month Euribor was -0.35%.

###	As of June 30, 2019, 6 month Euribor was -0.31%.

+	The fair value of the investment was determined using significant unobservable inputs.

a	Private Equity Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2019 was $3,994,805,878, or 84.54% of net assets. As of June 30, 2019, the aggregate cost of each investment restricted to resale was $27,617,983, $10,621,500, $102,112, $27,897,888, $1,550,134, $38,102,078, $2,204,592, $14,353,176, $3,600,295, $6,738,343, $2,630,127, $20,000,000, $69,342,238, $20,422,485, $11,478,466, $22,932,000, $11,862,703, $280, $1,226,349, $11,760,750, $35,274,427, $4,168,272, $17,127,003, $1,932,914, $27,186,912, $45,161,837, $8,571,126, $8,700,000, $24,699,091, $9,135,720, $56,944,352, $35,120,979, $3,600,239, $82,017,309, $5,648,649, $87,093, $30,000,000, $115,259, $172,633, $37,069,373, $5,000,000, $2,899,729, $473,334, $23,120,285, $78,652,850, $15,452,333, $6,739,319, $1,095,000, $52,435,889, $2,817,098, $28,417,946, $54,969,200, $14,872,000, $10,515,842, $80,750,000, $4,875,000, $4,632,829, $9,757,979, $6,939,071, $0, $9,500,725, $2,823,797, $0, $22,791,101, $89,101,353, $114,301, $86,105,773, $378,368, $22,730,727, $27,818,080, $14,672,982, $53,752,850, $10,671,914, $1,142,031, $18,777,316, $6,058,452, $3,081,671, $393,923, $662,069, $288,509, $9,986,562, $21,615,986, $48,949,162, $11,098,937, $25,897,519, $73,081, $6,291,261, $23,935,496, $18,798,388, $10,158,828, $12,156,155, $6,977,941, $12,811,375, $6,778,540, $1,966,390, $6,851,369, $6,680,792, $1,489,052, $1,094,689, $16,271,348, $1,413,801, $1,771,042, $1,287,142, $1,229,248, $67,793,067, $2,445,596, $5,348,729, $1,380,204, $20,335,000, $1,481,953, $5,905,975, $495,253, $15,605,072, $8,707,880, $2,886,362, $9,900,000, $992,725, $1,492,611, $990,215, $488,305, $1,691,567, $2,876,411, $27,172,706, $2,009,368, $995,178, $1,872,351, $2,956,109, $1,998,012, $1,765,942, $1,389,500, $22,371,272, $7,564,325, $1,791,110, $2,978,144, $61,579,594, $50,978,172, $2,970,918, $2,922,166, $2,692,422, $981,693, $1,866,138, $1,441,908, $2,354,421, $985,534, $5,108,392, $4,336,933, $9,647,230, $944,217, $1,284,199, $1,287,167, $5,182,970, $21,638,400, $3,695,175, $1,361,922, $987,955, $3,398,526, $1,393,086, $5,296,103, $1,091,942, $1,288,767, $988,934, $21,816,000, $7,071,942, $2,943,060, $1,188,184, $3,545,342, $9,575,217, $1,153,551, $4,746,439, $1,477,610, $11,630,723, $10,383,446, $8,476,000, $1,188,454, $16,583,942, $3,103,688, $1,972,737, $438,101, $496,359, $1,687,835, $2,952,147, $4,807,929, $0, $12,832,524, $997,528, $960,976, $1,379,413, $1,479,033, $1,287,151, $3,461,423, $12,870,000, $45,936,209, $4,708,766, $693,333, $3,560,256, $2,962,312, $20,182,101, $4,585,297, $12,436,818, $2,274,926, $4,951,746, $1,238,202, $2,261,463, $496,328, $2,007,275, $5,099,008, $5,175,854, $2,316,922, $26,243,374, $229,357, $4,265,906, $3,485,741, $3,932,989, $1,816,328, $1,927,907, $5,931,239, $990,776, $4,928,693, $5,891,514, $1,136,839, $10,137,883, $1,501,856, $1,580,395, $2,382,949, $20,932,526, $4,395,992, $5,330,480, $579,174, $5,827,475, $6,000,669, $1,463,817, $6,965,980, $5,583,254, $2,809,711, $1,496,954, $5,294,086, $5,488,335, $1,770,523, $2,492,212, $60,379, $102,179, $1,511,381, $60,717, $146,326, $53,395, $533,034, $3,331,720, $431,131, $61,965, $42,461, $781,688, $95,819, $420,462, $1,605, $1, $1, $1,006, $2, $1, $1,158,141, $303,586, $28,120,712, $10, $20,510,067, $1, $41,362, $7,025,715, $6, $1, $570,645, $1, $1, $39,077, $15,488, $2,930,441, $7,669,297, $4,361,622, $3, $1, $807,076, $17,097,000, $1,376,417, $91, $1, $1, $8, $428,308, $8,159,158, $766,511, $158, $4, $17,785,961, $1, $11,088,419, $4,642,211, $19,793,748, $167,418, $98,832, $1, $429,399, $1, $966,462, $1,331,664, $4,285,586, $840,505, $2,330,945, $46,156,632, $3, $1, $1, $1,043,737, $238,303, $174,695, $212,957, $470,711, $1,559,585, $8,889,834, $1,723,019, $119,976, $3,060,917, $3,161,777, $1, $2,231,415, $1, $1, $58,075, $314,411, $181,332, $1, $1, $31,656, $229, $130,095, $111,689, $416,042, $3,374,943, $858,403, $1, $2,713,539, $15,901, $4,461,666, $9,433,513, $7,972,380, $4,825,310, $275,597, $1,031,191, $5,538,996, $4,204,731, $0, $0, $0, $6,420,214, $5,359,438, $6,509,986, $260,700, $4,569,975, $6,221,441, $5,669,584, $3,825,270, $7,365,203, $7,199,181, $13,250,861, $1,245,132, $0, $488,984, $4,362,383, $16,528,988, $7,497,498, $3,943,512, $0, $5,341,452, $10,204,621, $2,839,311, $1,686,536, $13,600,106, $0, $8,097,624, $0, $141,224, $784,580, $0, $9,778,646, $19,942,751, $15,825,659, $0, $6,460,605, $6,530,411, $3,641,959, $0, $499,000, $5,050,773, $1,306,088, $10,992,494, $0, $17,081,466, $0, $2,736,997, $7,696,543, $0, $120,000, $7,986,550, $168,713, $5,608,291, $4,971,153, $2,900,942, $4,309,864, $13,800,060, $2,780,157, $8,454,999, $4,476,950, $3,261,016, $8,048,726, $1,666,008, $778,798, $5,813,425, $12,261,500, $1, $0, $0, $0, $10,214,996, $7,024,490, $3,080,270, $8,206,653, $0, $4,605,501, $7,020,907, $0, $3,363,064 and $0, respectively, totaling $3,287,287,601.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been funded by the Fund.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — June 30, 2019 (Unaudited) (continued)

f	Each issue shows the rate of the discount at the time of purchase.

Legend:

BBSY	- Bank Bill Swap Bid Rate

E	- Euribor

L	- Libor

PIK	- Payment-in-kind

A summary of outstanding financial instruments at June 30, 2019 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
September 19, 2019	Barclays	$72,346,730	£56,500,000	$72,153,864	$192,866
September 19, 2019	Barclays	72,218,683	£56,400,000	72,026,158	192,525
September 19, 2019	Barclays	80,237,731	€70,000,000	80,181,263	56,468
September 19, 2019	Barclays	80,237,731	€70,000,000	80,181,263	56,468
September 19, 2019	Barclays	80,237,731	€70,000,000	80,181,263	56,468
September 19, 2019	Barclays	80,123,106	€69,900,000	80,066,718	56,388
					$611,183

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2019.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and collectively, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the "Adviser") estimates the fair value of the Fund's Private Equity Investments in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and the Fund's valuation procedures (the "Valuation Procedures"), which have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund's Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund's Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Administrator monitors and reviews the methodologies of the various third-party pricing services that are employed by the Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Fund, which include discounted cash flow methods and market comparables.

The Adviser and one or more of its affiliates act as investment advisers to clients other than the Fund. Accordingly, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and to such other client.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

•	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

The following is a summary of the Fund's investments classified in the fair value hierarchy as of June, 30, 2019. Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$136,476,809	$—	$—	$136,476,809
Direct Investments:
Direct Equity	21,976,817	152,338,689	2,061,434,653	2,235,750,159
Direct Debt	—	8,915,220	882,383,294	891,298,514
Total Direct Investments*	$21,976,817	$161,253,909	$2,943,817,947	$3,127,048,673
Secondary Investments*	—	—	323,156,962	323,156,962
Primary Investments*	—	—	544,600,243	544,600,243
Short-Term Investments	378,886,434	—	—	378,886,434
Total Investments	$537,340,060	$161,253,909	$3,811,575,152	$4,510,169,121
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts**	$611,183	$—	$—	$611,183
Total Assets	$537,951,243	$161,253,909	$3,811,575,152	$4,510,780,304
Liabilities
Foreign Currency Exchange Contracts**	$—	$—	$—	$—
Total Liabilities	$—	$—	$—	$—
Net appreciation on Foreign Currency Exchange Contracts	$611,183	$—	$—	$611,183
Total Investments net of Foreign Currency Exchange Contracts	$537,951,243	$161,253,909	$3,811,575,152	$4,510,780,304

The following is a reconciliation of the amount of the account balances on April 1, 2019 and June 30, 2019 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2019	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of discount/ (premium)	Net transfers in or out of Level 3	Balance as of June 30, 2019
Direct Investments:
Direct Equity Investments	$1,800,447,634	$2,312,006	$103,938,372	$207,237,794	$(10,186,224)	$-	$(42,314,929)	$2,061,434,653
Direct Debt Investments	898,807,678	414,963	(15,892,476)	54,029,059	(55,260,470)	284,540	-	882,383,294
Total Direct Investments*	$2,699,255,312	$2,726,969	$88,045,896	$261,266,853	$(65,446,694)	$284,540	$(42,314,929)	$2,943,817,947
Secondary Investments*	305,940,739	(270,468)	1,243,218	37,089,061	(20,845,588)	-	-	323,156,962
Primary Investments*	484,226,457	(150,505)	26,174,653	53,840,021	(19,490,383)	-	-	544,600,243
Total	$3,489,422,508	$2,305,996	$115,463,767	$352,195,935	$(105,782,665)	$284,540	$(42,314,929)	$3,811,575,152

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the three months ended June 30, 2019, transfers from Level 3 to Level 2 were due to increased price transparency.

The amount of the net change in unrealized appreciation for the three months ended June 30, 2019 relating to investments in Level 3 assets still held at June 30, 2019 is $117,955,825.

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

*	For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the investee operating company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Fund may re-classify such Investment as it deems appropriate.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2019:

Type of Security	Fair Value at June 30, 2019 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$5,187	Exit price	Recent transaction price	n/a - n/a (n/a)
	1,810,519	Market comparable companies	Enterprise value to EBITDA multiple	7.60x – 19.60x (13.92x)
	19,266	Discounted cash flow	Discount factor	11.50% - 11.50% (11.50%)
	298	Market comparable companies	Enterprise value to sales multiple	0.70x – 1.60x (1.60x)
	189,931	Recent financing/transaction	Recent transaction price	n/a - n/a (n/a)
	42,353	Reported fair value	Reported fair value	n/a - n/a (n/a)
Direct Debt	$465,369	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	420,114	Discounted cash flow	Discount factor	4.95% - 18.15% (8.81%)
Primary and Secondary Investments	$869,661	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
	(1,903)	Adjusted reported net asset value	Fair value adjustments	n/a - n/a (n/a)

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund arrives at a fair value through the use of earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2019 to June 30, 2019, the Fund entered into 18 long/short forward foreign currency exchange contracts. The Fund had $8,056,376 in net realized gains (losses) and $(5,965,790) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2019 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of June 30, 2019:

	Shares/ Principal as of June 30, 2019	Fair Value as of March 31, 2019	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of June 30, 2019	Affiliated Income/ accretion of discount
Non-Controlled Affiliates
AAVAS Financiers Limited	5,713,047	$74,048,352	$-	$-	$-	$27,978,703	$102,027,055	$-
Astorg Co-Invest SGG, FCPI (3)	-	31,140,200	-	-	-	(780,106)	30,360,094	-
Camelia Investment 1 Limited	6,768,704,353	104,681,393	-	-	-	11,706,784	116,388,177	-
Capri Acquisitions Topco Limited	65,007,484	109,573,016	-	-	-	908,647	110,481,663	-
Confluent Health Holdings LP	1,575	-	27,186,912	-	-	-	27,186,912	-
ECP Holding Company, LLC	9,753,907	19,598,934	-	-	-	(299,306)	19,299,628	-
EQT Jaguar Co-Investment SCSp(3)	-	53,297,015	-	-	-	755,023	54,052,038	-
GlobalLogic Worldwide Holdings, Inc.	701,927	109,970,284	-	-	-	19,433,017	129,403,301	-
Huntress Co-Investment L.P., 1(3)	-	44,977,826	-	-	-	11,023,465	56,001,291	-
Luxembourg Investment Company 293 S.à r.l.	229,503,141	-	36,996,456	-	-	(164,657)	36,831,799	-
MHS Acquisition Holdings, LLC	7,172	336,115	-	-	-	3,000	339,115	-
MHS Blocker Purchaser L.P.(3)	-	43,278,645	-	-	-	386,235	43,664,880	-
Murra Warra Asset Hold Trust	13,186,543	13,278,089	1,593,449	-	-	541,635	15,413,173	-
Murra Warra Project Hold Trust	429,366	3,319,522	398,362	-	-	135,407	3,853,291	-
OHCP IV SF COI, L.P.(3)	-	24,990,208	-	-	-	3,302,871	28,293,079	-
Onecall Holdings, L.P.(3)	-	97,327,946	-	-	-	9,115,315	106,443,261	-
Polyusus Lux XVI S.a.r.l.	289,102,341	28,951,776	-	-	-	(449,278)	28,502,498	-
Quadriga Capital IV Investment Holding II L.P.(3)	-	28,673,569	-	-	-	535,715	29,209,284	-
Safe Fleet Holdings LLC(4)	2,958,000	2,889,846	314	(7,500)	21	14,812	2,897,493	41,334
SnackTime PG Holdings, Inc. (fka H-Food Holdings)	12	70,510,679	-	-	-	194,219	70,704,898	-

Total Non-Controlled Affiliates		$860,843,415	$66,175,493	$(7,500)	$21	$84,341,501	$1,011,352,930	$41,334

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment does not issue shares.
(4)	This investment is associated with OHCP IV SF COI, L.P.